Share-Based Compensation - Schedule of Activities of the Restricted Shares (Details) - Restricted Stock [Member] - $ / shares		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Activities of the Restricted Shares [Line Items]
Number of nonvested restricted shares, Unvested Beginning balance	[1]		63	413
Weighted average FV per ordinary share on the grant date, Beginning balance			$ 0.75	$ 0.75
Number of nonvested restricted shares, Granted	[1]	20,000		1,179
Weighted average FV per ordinary share on the grant date, Granted		$ 0.51		$ 1.13
Number of nonvested restricted shares, Vested	[1]		(63)	(1,529)
Weighted average FV per ordinary share on the grant date, Vested			$ 0.75	$ 1.04
Number of nonvested restricted shares, Unvested Ending balance	[1]	20,000		63
Weighted average FV per ordinary share on the grant date, Unvested Ending balance		$ 0.51		$ 0.75

[1]	Giving retroactive effect to the 25 to 1 reverse share split on November 7, 2025 (Note 19).